LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease Obligations
LEASE OBLIGATIONS

NOTE 10: LEASE OBLIGATIONS

Rent is classified by function on the consolidated statements of operations either as general and administrative, sales and marketing, or cost of revenue.

The Company determines whether an arrangement is or contains a lease at inception by evaluating potential lease agreements including services and operating agreements to determine whether an identified asset exists that the Company controls over the term of the arrangement. Lease commencement is determined to be when the lessor provides access to, and the right to control, the identified asset.

The Company currently maintains one leased property under a month-to-month agreement, which is classified as a short-term leases in accordance with ASC 842. The first property, located in Vernon, California, serves as the Company’s warehouse and distribution Center, encompassing approximately 42,000 square feet with a monthly base rent of $12,000.

NOTE 12: LEASE OBLIGATIONS

Rent is classified by function on the consolidated statements of operations either as general and administrative, sales and marketing, or cost of revenue.

The Company determines whether an arrangement is or contains a lease at inception by evaluating potential lease agreements including services and operating agreements to determine whether an identified asset exists that the Company controls over the term of the arrangement. Lease commencement is determined to be when the lessor provides access to, and the right to control, the identified asset.

The company currently maintains two leased properties under month-to-month agreements, which are classified as short-term leases in accordance with ASC 842. The first property, located in Vernon, California, serves as the Corporate Warehouse and Distribution Center, encompassing approximately 42,000 square feet with a monthly base rent of $12,000. The second property, situated in Los Angeles, California, functions as a Showroom, covering approximately 2,000 square feet with a monthly base rent of $25,000.